CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income/(loss)	$ 153,550	$ 131,253	$ (32,936)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	101,531	96,505	107,757
Amortization of deferred drydocking and special survey costs	11,032	8,733	9,237
Impairment losses			210,715
Amortization of finance costs	11,657	10,795	11,771
Exit fee accrued on debt	521	556	2,059
Debt discount amortization	5,690	6,071	3,186
Gain on debt extinguishment			(116,365)
PIK interest	2,911	3,375	1,433
Payments for drydocking and special survey costs deferred	(16,916)	(7,157)	(13,306)
Stock based compensation	1,199	4,241	1,006
Amortization of deferred realized losses on interest rate swaps	3,632	3,622	5,137
Equity income on investments	(6,308)	(1,602)	(1,365)
(Increase)/Decrease in:
Accounts receivable	(411)	2,080	(2,723)
Inventories	(1,125)	390	(43)
Prepaid expenses	603	(244)	20
Due from related parties	86	(2,542)	16,037
Other assets, current and non-current	3,635	(17,354)	(13,728)
Increase/(Decrease) in:
Accounts payable	(181)	114	(894)
Accrued liabilities	2,433	(3,295)	(3,456)
Unearned revenue, current and long-term	(7,438)	(14,995)	(17,529)
Other liabilities, current and long-term	(422)	(668)	(1,327)
Net cash provided by operating activities	265,679	219,878	164,686
Cash flows from investing activities
Vessels additions	(170,661)	(5,680)	(2,830)
Advances for vessels additions		(13,173)	(5,420)
Advances for vessels acquisition		(2,507)
Investments	(75)
Net cash used in investing activities	(170,736)	(21,360)	(8,250)
Cash flows from financing activities
Proceeds from long-term debt	69,850		325,852
Payments of long-term debt	(146,747)	(262,572)	(440,990)
Proceeds from sale-leaseback of vessels	139,080	146,523
Payments of leaseback obligation	(153,904)	(8,309)
Payments of accumulated accrued interest	(25,639)	(35,358)	(8,556)
Finance costs	(19,963)	(30,474)	(35,005)
Repurchase of common stock	(31,127)
Paid-in capital		54,440	10,000
Share issuance costs		(873)	(169)
Net cash used in financing activities	(168,450)	(136,623)	(148,868)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(73,507)	61,895	7,568
Cash, cash equivalents and restricted cash, beginning of year	139,170	77,275	69,707
Cash, cash equivalents and restricted cash, end of year	65,663	139,170	77,275
Supplemental cash flow information
Cash paid for interest	$ 35,215	$ 54,868	$ 71,915